UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Vardon Capital Management, LLC
Address:  120 West 45 Street, 17th Floor
New York, New York 10036


Form 13F File Number:   28-10692

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Richard W. Shea, Jr.
Title:  	Managing Member
Phone:		(212) 626-6300

Signature, Place, and Date of Signing:


	/s/ Richard W. Shea, Jr.  	New York, NY		08/13/08
	[Signature]		  	[City, State]		[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

Form 13F Information Table Entry Total:  	38

Form 13F Information Table Value Total:  	$107478
					 	(thousands)

List of Other Included Managers: 		NONE

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

Name of Issuer			Title of				Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class			Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	Shared	None

A C MOORE ARTS & CRAFTS INC	NASDAQ OTC ISSUES	00086T103	5586		792303		SH		Sole		792303
ACTIVISION INC NEW		NASDAQ OTC ISSUES	004930202	2657		78000		SH		Sole		78000
ADVANCED AUTO PARTS INC		NASDAQ OTC ISSUES	00751Y106	1476		38000		SH		Sole		38000
AMAZON COM INC			NASDAQ OTC ISSUES	023135106	7296		99500		SH		Sole		99500
APPLE COMPUTER INC		NASDAQ OTC ISSUES	037833100	536		3200		SH		Sole		3200
ARCHER-DANIELS-MIDLAND CO	COMMON STOCKS		039483102	2568		76100		SH		Sole		76100
BEACON ROOFING SUPPLY INC	NASDAQ OTC ISSUES	073685109	3282		309300		SH		Sole		309300
CACHE INC NEW			NASDAQ OTC ISSUES	127150308	6733		629239		SH		Sole		629239
CENVEO INC			COMMON STOCKS		15670S105	2824		289000		SH		Sole		289000
CHILDRENS PLACE RETAIL STORES	NASDAQ OTC ISSUES	168905107	2888		80000		SH		Sole		80000
COLLECTIVE BRANDS INC		COMMON STOCKS		19421W100	2239		192500		SH		Sole		192500
COSI INC			NASDAQ OTC ISSUES	22122P101	4929		1979646		SH		Sole		1979646
COSTCO WHOLESALE CORP-NEW	NASDAQ OTC ISSUES	22160K105	3043		43391		SH		Sole		43391
DISCOVERY HOLDING CO		NASDAQ OTC ISSUES	25468Y107	1318		60000		SH		Sole		60000
EARTHLINK INC			NASDAQ OTC ISSUES	270321102	10378		1199788		SH		Sole		1199788
ENERGIZER HOLDINGS INC		COMMON STOCKS		29266R108	1973		27000		SH		Sole		27000
FEDERAL EXPRESS CORP		COMMON STOCKS		31428X106	2356		29900		SH		Sole		29900
GENERAL COMMUNICATION INC-CL A	NASDAQ OTC ISSUES	369385109	344		50000		SH		Sole		50000
GILDAN ACTIVEWEAR INC-CL A	COMMON STOCKS		375916103	1449		56000		SH		Sole		56000
GREEN MTN COFFEE INC		NASDAQ OTC ISSUES	393122106	3006		80000		SH		Sole		80000
GSI COMMERCE INC		NASDAQ OTC ISSUES	36238G102	3530		259000		SH		Sole		259000
HILLTOP HLDGS INC		COMMON STOCKS		432748101	620		60100		SH		Sole		60100
JACK IN THE BOX INC		COMMON STOCKS		466367109	1636		73000		SH		Sole		73000
KANSAS CITY SOUTHN INDS INC	COMMON STOCKS		485170302	6264		142400		SH		Sole		142400
KROGER CO			COMMON STOCKS		501044101	3176		110000		SH		Sole		110000
LONGS DRUG STORES INC		COMMON STOCKS		543162101	4649		110400		SH		Sole		110400
MASCO CORP			COMMON STOCKS		574599106	849		54000		SH		Sole		54000
MICROSOFT CORP			NASDAQ OTC ISSUES	594918104	1486		54000		SH		Sole		54000
MONSTER WORLDWIDE INC		NASDAQ OTC ISSUES	611742107	721		35000		SH		Sole		35000
NII HLDGS INC			NASDAQ OTC ISSUES	62913F201	4037		85000		SH		Sole		85000
PACIFIC SUNWEAR OF CALIFORNIA	NASDAQ OTC ISSUES	694873100	1882		220600		SH		Sole		220600
PIER 1 IMPORTS INC		COMMON STOCKS		720279108	554		161000		SH		Sole		161000
POWERSHARES GLOBAL WATER	COMMON STOCKS		73935X575	967		46700		SH		Sole		46700
RADIOSHACK CORP			COMMON STOCKS		750438103	675		55000		SH		Sole		55000
TREX INC			COMMON STOCKS		89531P105	4216		359400		SH		Sole		359400
V F CORP			COMMON STOCKS		918204108	1495		21000		SH		Sole		21000
WAL MART STORES INC		COMMON STOCKS		931142103	3771		67100		SH		Sole		67100
WASHINGTON MUTUAL INC		COMMON STOCKS		939322103	69		14000		SH		Sole		14000

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